Benefit Plans, Valuation, Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,200	$ 847	$ 447
Stock Options [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Options maximum term	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	569
Unrecognized compensation expense, period of recognition	3 years 6 months
Weighted average fair value of stock options granted (in dollars per share)	$ 0.93	$ 1.08	$ 0.76
Shares [Roll Forward]
Shares issued (in shares)	188,250
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	141	170	170
Unrecognized stock-based compensation expense		151	333
Shares [Roll Forward]
Balance, December 31, 2013 (in shares)	106,000
New awards granted (in shares)	0
Awards became vested or settled (in shares)	(106,000)
Balance, December 31, 2014 (in shares)	0	106,000
Shares issued (in shares)				99,000
Shares vested after term (in hundredths)			100.00%
Awards granted, fair value			$ 5.14
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	352	230	23
Options maximum term	3 years
Unrecognized stock-based compensation expense	864
Unrecognized compensation expense, period of recognition	26 months
Shares [Roll Forward]
Balance, December 31, 2013 (in shares)	133,750
New awards granted (in shares)	68,650
Awards became vested or settled (in shares)	0
Balance, December 31, 2014 (in shares)	202,400	133,750
Shares vested after term (in hundredths)	100.00%
Liability related to awards	605	253
Performance Share Units [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	490	239	19
Options maximum term	3 years
Unrecognized stock-based compensation expense	1,200
Unrecognized compensation expense, period of recognition	26 months
Shares [Roll Forward]
Balance, December 31, 2013 (in shares)	146,500
New awards granted (in shares)	83,000
Awards became vested or settled (in shares)	0
Balance, December 31, 2014 (in shares)	229,500	146,500
Shares vested after term (in hundredths)	100.00%
Liability related to awards	748	258
Liability Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	870	469	42
Equity Awards [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	325	378	405
Employees' Plan [Member]
Assumption used to determine fair value of options [Abstract]
Expected dividend yield (in hundredths)	3.64%	3.72%	5.08%
Risk-free interest rate (in hundredths)	1.74%	1.45%	0.80%
Expected volatility rate (in hundredths)	21.62%	25.83%	30.18%
Expected lives	5 years	5 years	5 years
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 10	$ 12	$ 12
Shares [Roll Forward]
Shares issued (in shares)				7,000